CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 EUR (€) € / shares	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2016 EUR (€) € / shares	Dec. 31, 2015 EUR (€) € / shares
Interest Income:
Loans	€ 1,423	$ 1,718	€ 1,512	€ 1,659
Securities available-for-sale	86	104	78	53
Securities held-to-maturity	0	0	24	80
Trading assets	50	60	59	59
Interest-bearing deposits with banks	5	6	5	4
Other	13	16	15	14
Total interest income	1,577	1,904	1,693	1,869
Interest Expense:
Deposits	(226)	(273)	(328)	(583)
Securities sold under agreements to repurchase	(20)	(24)	(5)	(2)
Long-term debt	(28)	(34)	(22)	(53)
Other	(37)	(45)	(192)	(48)
Total interest expense	(311)	(376)	(547)	(686)
Net interest income before provision for loan losses	1,266	1,528	1,146	1,183
Provision for loan losses	(610)	(737)	(499)	(3,190)
Net interest income/(loss) after provision for loan losses	656	791	647	(2,007)
Non-interest income /(loss):
Credit card fees	60	72	47	34
Service charges on deposit accounts	6	7	7	2
Other fees and commissions	252	304	223	236
Net trading gain/(loss)	48	58	(324)	201
Equity in earnings of investees and realized gains/(losses) on disposal of equity method investments	3	4	1	2
Other non-interest income	94	113	350	115
Total non-interest income / (loss) excluding gains / (losses) on investment securities	463	558	304	590
Net realized gains/(losses) on sales of available-for-sale securities	70	85	88	(9)
Other than temporary impairment of AFS and HTM securities	0	0	(2)	(26)
Net gains / (losses) on available for sale and held to maturity securities	70	85	86	(35)
Total non-interest income / (loss)	533	643	390	555
Non-interest expense:
Salaries and employee benefits	(588)	(710)	(645)	(655)
Occupancy expenses	(40)	(48)	(43)	(46)
Equipment expenses	(24)	(29)	(24)	(23)
Depreciation of premises and equipment	(48)	(58)	(46)	(49)
Amortization of intangible assets	(39)	(47)	(42)	(40)
Impairment of goodwill	0	0	0	(115)
Deposit insurance premium	(55)	(66)	(62)	(84)
Other non-interest expense	(407)	(491)	(435)	(888)
Total non-interest expense	(1,201)	(1,449)	(1,297)	(1,900)
Loss before income tax	(12)	(15)	(260)	(3,352)
Income tax (expense) / credit	19	23	21	(30)
(Loss) / income from continuing operations	7	8	(239)	(3,382)
Loss from discontinuing operations	(235)	(284)	(62)	(5,085)
Net income / (loss)	(228)	(276)	(301)	(8,467)
Less: Net (income) / loss attributable to the non-controlling interest	(2)	(2)	1	3
NET INCOME / (LOSS) attributable to NBG shareholders	(230)	(278)	(300)	(8,464)
Net loss	(228)	(276)	(301)	(8,467)
Net (losses)/gains from foreign currency translation adjustments:
Foreign currency translation adjustments reclassified to income statement related to disposed subsidiaries	175	211	3,133	0
Other foreign currency translation adjustments	(47)	(57)	(148)	(604)
Total net (losses)/gains from foreign currency translation	128	154	2,985	(604)
Net (losses)/gains on available-for-sale securities:
Net unrealized holding (losses)/gains during the period (net of tax expense/(benefit) of: EUR 27 million in 2015, EUR 91 million in 2016 and EUR 104 million in 2017)	199	240	352	108
Reclassification to income statement due to disposal of subsidiaries (net of tax (expense)/benefit of: EUR NIL million in 2015, EUR (23) million in 2016 and EUR NIL in 2017)	(22)	(27)	(115)	0
Less: reclassification adjustment for net (gains)/losses included in net income (net of tax (expense)/benefit of: EUR (4) million in 2015, EUR (26) million in 2016 and EUR (18) million in 2017)	(67)	(81)	(94)	(9)
Less: Reclassification adjustment for other-than-temporary impairment of available-for-sale securities (net of tax benefit of EUR 10 million in 2015, EUR 2 million in 2016 and EUR NIL million in 2017)	0	0	4	26
Total net (losses)/gains on available-for-sale securities	110	132	147	125
Net (losses)/gains on pension (liability)/asset:
Reclassification to income statement due to disposal of subsidiaries	1	1	18	0
Pension (liability)/asset (net of tax expense/(benefit) of EUR 6 million in 2015, EUR (3) million in 2016 and EUR 1 million in 2017)	6	7	(8)	31
Total net gains on pension (liability)/asset	7	8	10	31
Total other comprehensive income / (loss), net of tax	245	294	3,142	(448)
Comprehensive (loss) / income	17	18	2,841	(8,915)
Less: Comprehensive income attributable to the non-controlling interest	(2)	(2)	(3)	(4)
Comprehensive (loss) / income attributable to NBG shareholders	€ 15	$ 16	€ 2,838	€ (8,919)
Earnings / Loss per share
Basic and diluted LPS from continuing operations | (per share)	€ 0	$ 0	€ (0.03)	€ (2.94)
Basic and diluted LPS from continuing and discontinued operations | (per share)	€ (0.03)	$ (0.04)	€ (0.03)	€ (9.41)